Contract-related costs (Tables)	12 Months Ended
Oct. 31, 2021
Contract-related costs [Abstract]
Contracts-related Costs
	October 31, 2021	October 31, 2020
	$m	$m
Current	33.0	27.9
Non-current	31.9	35.7
	64.9	63.6

Amortization of Capitalized Costs of Obtaining Customer Contracts
Amortization of the capitalized costs of obtaining customer contracts is classified as sales and marketing expense. Capitalized costs from customer contracts are classified as non-financial assets in our statement of financial position.

	October 31, 2021	October 31, 2020
	$m	$m
Asset recognized from costs incurred to acquire a contract	27.2	29.1
Amortization and impairment loss recognized as cost of providing services during the year	(22.6)	(16.1)